Corporate Information and description of business	3 Months Ended
Mar. 31, 2020
Corporate Information and description of business
Corporate Information and description of business

1.Corporate Information and description of business

The interim condensed consolidated financial statements of QIWI plc (hereinafter “the Company”) and its subsidiaries (collectively “the Group”) for the three months ended March 31, 2020 were authorized for issue on July 15, 2020.

The Company was registered on February 26, 2007 as a limited liability Company OE Investments in Cyprus under the Cyprus Companies Law, Cap. 113. The registered office of the Company is Kennedy 12, Kennedy Business Centre, 2nd Floor, P.C.1087, Nicosia, Cyprus. On September 13, 2010 the directors of the Company resolved to change the name of the Company from OE Investments Limited to QIWI Limited and later to QIWI plc.

Sergey Solonin is the ultimate controlling shareholder of the Group as of March 31, 2020.

Information on the Company’s principal subsidiaries is disclosed in Note 3.